UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Anthion Management, LLC

Address:  160 Mercer Street
          2nd Floor
          New York, NY 10012


13F File Number:  028-14278

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Brendan McHugh
Title:  Chief Financial Officer
Phone:  (212) 404-6670


Signature, Place and Date of Signing:

   /s/ Brendan McHugh           New York, New York          November 14, 2012
------------------------     ------------------------     ---------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                37

Form 13F Information Table Value Total:          $310,244
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Anthion Management, LLC
                                                         September 30, 2012
COLUMN 1                       COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                TITLE                 VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
----------------------------  ----------  ---------  --------  ---------  ---  ----  ----------  --------   ---------  ------  ----
APPLE INC                     COM         037833100   15,179      22,753   SH           SOLE                   22,753
ASHFORD HOSPITALITY TR INC    COM SHS     044103109   14,121   1,681,128   SH           SOLE                1,681,128
ASSURED GUARANTY LTD          COM         G0585R106    6,295     462,165   SH           SOLE                  462,165
BROOKDALE SR LIVING INC       COM         112463104    5,947     256,100   SH           SOLE                  256,100
CARTER INC                    COM         146229109   24,995     464,243   SH           SOLE                  464,243
CENTRAL GARDEN & PET CO       COM         153527106    7,761     642,412   SH           SOLE                  642,412
CHEMTURA CORP                 COM NEW     163893209    1,808     105,000   SH           SOLE                  105,000
COINSTAR INC                  COM         19259P300    7,512     167,000   SH           SOLE                  167,000
DIGITAL GENERATION INC        COM         25400B108   16,586   1,460,693   SH           SOLE                1,460,693
DIRECTV                       COM         25490A309    3,497      66,695   SH           SOLE                   66,695
EMMIS COMMUNICATIONS CORP     CL A        291525103    3,005   1,502,577   SH           SOLE                1,502,577
ENDEAVOUR INTL CORP           COM NEW     29259G200    9,096     940,613   SH           SOLE                  940,613
FIRST SOLAR INC               COM         336433107    3,322     150,000   SH           SOLE                  150,000
HILLSHIRE BRANDS CO           COM         432589109      670      25,000   SH           SOLE                   25,000
INTERMOLECULAR INC            COM         45882D109      229      32,204   SH           SOLE                   32,204
KINROSS GOLD CORP             COM NO PAR  496902404    2,042     200,000   SH           SOLE                  200,000
LTX-CREDENCE CORP             COM NEW     502403207    8,056   1,401,113   SH           SOLE                1,401,113
MAKO SURGICAL CORP            COM         560879108    2,138     122,803   SH           SOLE                  122,803
MAKO SURGICAL CORP            COM         560879108    1,741     100,000       CALL     SOLE                  100,000
MCMORAN EXPLORATION CO        COM         582411104    1,855     157,848   SH           SOLE                  157,848
MIPS TECHNOLOGIES INC         COM         604567107    2,677     362,186   SH           SOLE                  362,186
MORGANS HOTEL GROUP CO        COM         61748W108    7,163   1,115,695   SH           SOLE                1,115,695
MOTOROLA SOLUTIONS INC        COM NEW     620076307    9,457     187,080   SH           SOLE                  187,080
MPG OFFICE TR INC             COM         553274101    2,533     756,000   SH           SOLE                  756,000
NEWPORT CORP                  COM         651824104    3,542     320,283   SH           SOLE                  320,283
NORDION INC                   COM         65563C105   10,473   1,551,511   SH           SOLE                1,551,511
OCWEN FINL CORP               COM NEW     675746309    3,065     111,838   SH           SOLE                  111,838
QUESTCOR PHARMACEUTICALS INC  COM         74835Y101    6,517     352,861   SH           SOLE                  352,861
RENTECH INC                   COM         760112102    6,679   2,714,963   SH           SOLE                2,714,963
RESOLUTE FST PRODS INC        COM         76117W109    6,032     464,007   SH           SOLE                  464,007
SCIENTIFIC GAMES CORP         CL A        80874P109    2,005     242,254   SH           SOLE                  242,254
SIGMA DESIGNS INC             COM         826565103    8,312   1,257,516   SH           SOLE                1,257,516
TRIPADVISOR INC               COM         896945201    2,999      91,065   SH           SOLE                   91,065
UNITED STATES OIL FUND LP     UNITS       91232N108   85,300   2,500,000       CALL     SOLE                2,500,000
VISTEON CORP                  COM NEW     92839U206   13,414     301,716   SH           SOLE                  301,716
WESTPORT INNOVATIONS INC      COM NEW     960908309    2,803     100,674   SH           SOLE                  100,674
ZYNGA INC                     CL A        98986T108    1,418     500,000   SH           SOLE                  500,000



SK 26295 0002 1332958